PROFUND VP INTERNET
ProFund VP Internet
Investment Objective
ProFund VP Internet (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP INTERNET ProFund VP Internet
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.76%
Total Annual Fund Operating Expenses	[1]	1.76%
Fee Waivers/Reimbursements	[2]	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	Before Fee Waivers and Expense Reimbursements
[2]	ProFund Advisors LLC (“ProFund Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2015. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP INTERNET ProFund VP Internet	171	546	947	2,067

The Fund pays transaction costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above , affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 194% of the average value of its entire portfolio.
Principal Investment Strategies
The Fund invests in equity securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the internet. The Index is composed of two sub-groups: Internet Commerce, which includes companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a website, and Internet Services, which includes companies that derive the majority of their revenues from providing access to the internet or providing services to people using the internet. As of January 31, 2014, the Index included companies with capitalizations between $160.7 million and $3.5 billion. The average capitalization of the companies comprising the Index was approximately $867.0 million. The Index is published under the Bloomberg ticker symbol “DJINET.”

The securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2014, the Index was concentrated in the internet industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Internet Industry Risk — The Fund is subject to risks faced by companies in the Internet economic sector to the same extent as the Index is so concentrated, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industry as a whole.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2004): 26.80%; Worst Quarter (ended 12/31/2008): -26.09%.
Average Annual Total Returns as of December 31, 2013
Average Annual Total Returns PROFUND VP INTERNET		One Year	Five Years	Ten Years	Inception Date
ProFund VP Internet		51.71%	32.32%	12.53%	May 01, 2002
S&P 500®	[1]	32.39%	17.94%	7.41%
Dow Jones Internet℠ Composite Index	[1]	54.36%	34.54%	14.54%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.